Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of significant accounting policies (Tables) [Line Items]
Schedule of property and equipment
Asset	Useful Lives (In Years)
Charging stations and digital media screens	5 – 10
Capitalized research and development equipment	5
Computers and equipment	3 – 5
Furniture	5
Leasehold improvements	2 – 5
Internal-use software	0.5

Asset	Useful Lives (In Years)
Charging stations and digital media screens	5–10
Capitalized research and development equipment	5
Computers and equipment	3–5
Furniture	5
Leasehold improvements	2–5
Internal-use software	0.5

Schedule of disaggregation of revenue
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenues
Behavior and Commerce	$6,484,155	$834,931	$10,013,800	$1,967,615
Network Development	340,370	1,301,674	1,341,111	3,607,138
Charging Network Operations	642	241,530	642	705,719
Network Intelligence	117,000	—	327,000	—
Total revenues	$6,942,167	$2,378,135	$11,682,553	$6,280,472

	Year Ended December 31,
	2020	2019
Revenues
Behavior and Commerce	$8,013,403	$8,608,059
Network Development	10,598,303	6,318,772
Charging Network Operations	705,719	338,778
Network Intelligence	133,000	—
Total revenues	$19,450,425	$15,265,609

Tortoise Acquisition Corp. II [Member]
Summary of significant accounting policies (Tables) [Line Items]
Schedule of the calculation of basic and diluted net income (loss) per ordinary share
	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Class A ordinary shares
Numerator: Income allocable to Class A ordinary shares
Income from investments held in Trust Account	$8,602	$16,637
Less: Company’s portion available to be withdrawn to pay taxes	—	—
Net income attributable to Class A ordinary shares	$8,602	$16,637
Denominator: Weighted average Class A ordinary shares
Basic and diluted weighted average shares outstanding, Class A ordinary shares	34,500,000	34,500,000
Basic and diluted net income per share, Class A ordinary shares	$0.00	$0.00
Class B ordinary shares
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net income (loss)	$18,837,625	$9,025,403
Net income allocable to Class A ordinary shares	8,602	16,637
Net income (loss) attributable to Class B ordinary shares	$18,829,023	$9,008,766
Denominator: Weighted average Class B ordinary shares
Basic and diluted weighted average shares outstanding, Class B ordinary shares	8,625,000	8,625,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$2.18	$1.04